RELATED PARTY TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2011		Dec. 31, 2012
Research And Development Expenses [Member]
Results of Operations
Related Party Transaction, Expenses from Transactions with Related Party	$ 216	[1]	$ 1,506	[1]
General And Administrative Expenses [Member]
Results of Operations
Related Party Transaction, Expenses from Transactions with Related Party	$ 0	[2]	$ 61	[2]

[1]	Transactions related to Service Agreement. See Notes 1.b.2, 5 and 6.
[2]	Transactions related to Investment in Parent Company. See Notes 2.e and 3.